Nature of Operations (Details)						6 Months Ended
	May 24, 2022	Mar. 11, 2022	Nov. 18, 2021 USD ($)	Nov. 01, 2021	Mar. 25, 2021	Jun. 30, 2022	Nov. 18, 2021 MOP (MOP$)
Nature of Operations (Details) [Line Items]
Acquired majority percentage					51.00%
Consideration amount description			The consideration is approximately $1 (RM1).
Acquisition description		The acquisition was closed on March 22, 2022. The acquisition purchase price of $10,000,000 was paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On March 14, 2022, we issued 2,142,852 restricted Ordinary Shares to the sellers’ designated parties.
AI Holding Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Robots Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Hong Kong Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Southern Ambition Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Horizon Dragon Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Thailand [Member]
Nature of Operations (Details) [Line Items]
Shareholders voting power, description						on September 21, 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand. The two individuals owned in aggregate 49,000 ordinary shares with a value of approximately $16,000. The cumulative preferred shares are entitled to dividends of USD$0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of December 31, 2021 is approximately $1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders. No dividends were declared during the years ended December 31, 2021, 2020 and 2019.
Guardforce Cash Solutions Security Thailand Co Limited [Member]
Nature of Operations (Details) [Line Items]
Shareholders voting power, description						on July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one preferred share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of association a shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders. GF Cash (CIT)’s head office is located at No. 96 Vibhavadi-Rangsit Road, Talad Bang Khen Sub-District, Laksi District, Bangkok, Thailand. Beginning March 2020, GF Cash (CIT) commenced robotic AI solution business of selling and leasing of robots. No dividends were declared during the six months ended June 30, 2022 and 2021.
AI Thailand and Southern Ambition [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						97.00%
Singapore Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest				100.00%
Macau Agreement [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Acquire equity interest			100.00%
Consideration amount			$ 3,205				MOP$ 25,000
Malaysia Agreement [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Acquire equity interest			100.00%
AI Robotics [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest						100.00%
AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Shenzhen [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI US [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Australia [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Dubai [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI UK [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Canada [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Jian [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Japan [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
AI Korea [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Kewei Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest	100.00%	100.00%
Acquisition description	The acquisition was closed on June 22, 2022. The acquisition purchase price of $8,400,000 was paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On June 16, 2022, we issued 3,780,000 restricted Ordinary Shares to the sellers’ designated parties.
AI R and I [Member] | Southern Ambition Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						1.00%
AI R and I [Member] | Horizon Dragon Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						1.00%
AI R and I [Member] | AI Thailand [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary						98.00%